ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2020	2019
Accounts payable trade	$539.7	$458.9
Accrued liabilities	370.9	400.2
Deferred revenue	15.2	11.6
Amount due to related parties (Note 32)	5.7	2.2
Current portion of royalty obligations	2.9	10.9
	$934.4	$883.8